Goodwill and intangible assets - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Intangible assets
Projected cash flows period for impairment analysis	3 years
Projected cash flows additional period for impairment analysis	7 years
Bottom of range
Intangible assets
Intangible assets, useful lives	3 years
Top of range
Intangible assets
Intangible assets, useful lives	10 years
Customer relationships | Weighted average
Intangible assets
Remaining amortization period	1 year
Patents and licenses | Weighted average
Intangible assets
Remaining amortization period	6 years
Technologies and IPR&D | Weighted average
Intangible assets
Remaining amortization period	1 year
Tradenames and other | Weighted average
Intangible assets
Remaining amortization period	3 years